SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL (Details) - shares	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Preferred shares authorized capital	50,000,000	50,000,000
Number of shares outstanding beginning	3,251,918
Issuance of new shares for equity financing	3,238,067
Warrants exercised and buy-back	1,456,080
Note conversion into shares	68,913
Equity compensation	3,632,325
Number of shares outstanding ending	11,647,303
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	200,000,000	200,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	50,000,000	50,000,000